Segmented Information - Schedule of external revenues by geographical location (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 115,279	$ 114,465
Revenue from digital currency mining [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	105,236	111,044
High performance computing hosting [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	10,043	3,421
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0
Canada [Member] | Revenue from digital currency mining [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0
Canada [Member] | High performance computing hosting [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0
Sweden [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0
Sweden [Member] | Revenue from digital currency mining [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0
Sweden [Member] | High performance computing hosting [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0
Paraguay [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0
Paraguay [Member] | Revenue from digital currency mining [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0
Paraguay [Member] | High performance computing hosting [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0
Iceland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0
Iceland [Member] | Revenue from digital currency mining [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0
Iceland [Member] | High performance computing hosting [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0
Switzerland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0
Switzerland [Member] | Revenue from digital currency mining [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0
Switzerland [Member] | High performance computing hosting [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0
Bermuda [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	115,279	114,465
Bermuda [Member] | Revenue from digital currency mining [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	105,236	111,044
Bermuda [Member] | High performance computing hosting [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 10,043	$ 3,421